Accounts Receivable Narrative (Details) - Customer	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of customers that accounted for more than 10% of gross accounts receivable	2	2
Customer One
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of gross accounts receivable for major customer	22.00%	22.00%
Customer Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of gross accounts receivable for major customer	19.00%	12.00%